ORGANIZATION (Details 2) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended									0 Months Ended
	Nov. 01, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012	Nov. 01, 2013 Ordinary shares	Nov. 01, 2013 ADSs USD ($)	Nov. 01, 2013 Class B USD ($)	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2013 Class B CNY	Nov. 21, 2013 Class B USD ($)	Dec. 31, 2012 Class B	Dec. 31, 2013 Class A	Nov. 01, 2013 Class A	Dec. 31, 2012 Class A	Nov. 01, 2013 Baidu	Jun. 22, 2011 Baidu	Jul. 20, 2011 Baidu Ordinary shares USD ($)	Jul. 20, 2011 Baidu Ordinary shares CNY
Organization
Number of shares subscribed							12,612,800	1,000,000										181,402,116	181,402,116
Equity interest (as a percent)																		62.01%	62.01%
Equity interest on a fully diluted basis (as a percent)																54.10%	60.00%	60.00%	60.00%
Total consideration of shares subscribed																		$ 306,000	1,976,515
Percentage of total consideration remitted upon closing of the Baidu Transaction																		85.00%	85.00%
Amount remitted upon closing of the Baidu Transaction		58,574	354,586	1,680,039					178,944	1,083,272								260,100	1,680,039
Amount remitted to escrow account																		45,900
Gross proceeds from initial public offering and a private placement	$ 194,200		354,586	1,680,039
Share price (in dollars per share)							$ 15.00	$ 5.00			$ 5
Number of underlying shares represented by one ADR								3	3	3
Number of ordinary shares outstanding		0	0		181,402,116	342,183,204		39,332,950	39,332,950	39,332,950		0	302,850,254	302,850,254	0